Stock Award Plans - Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Shares
Outstanding, beginning balance (in shares)	122,530
Exercised (in shares)	(63,455)
Forfeited (in shares)	(8,015)
Outstanding, ending balance (in shares)	51,060	122,530
Weighted Average Exercise Price
Outstanding, beginning balance (in dollars per share)	$ 18.64
Exercised (in dollars per share)	21.07
Forfeited (in dollars per share)	21.02
Outstanding, ending balance (in dollars per share)	$ 15.25	$ 18.64
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Options exercisable (in shares)	51,060
Options exercisable, weighted average exercise price (in dollars per share)	$ 15.25
Options outstanding, weighted average remaining contractual term (in years)	2 years	2 years
Options exercisable, weighted average remaining contractual term (in years)	2 years
Options outstanding, aggregate intrinsic value	$ 855	$ 1,839
Options exercisable, aggregate intrinsic value	$ 855